Significant Accounting Policies (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lat Additional Technical Provisions [Abstract]
Lat additional technical provisions	R$ 215,754	R$ 130,307	R$ 85,395